Business combinations - Schedule of Intangible Assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Software
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Linked | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
Linked | Software
Disclosure of detailed information about intangible assets [line items]
Amount	0
Linked | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	0
Linked | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	0
Mvarandas | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 2,987
Estimate useful life (years)	9 years
Mvarandas | Customer relationship | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1405
Mvarandas | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 2,775
Estimate useful life (years)	10 years
Mvarandas | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1455
Mvarandas | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
Mvarandas | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	0
Vitta Group | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 5,252
Vitta Group | Customer relationship | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1285
Vitta Group | Customer relationship | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	13 years
Vitta Group | Customer relationship | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	19 years
Vitta Group | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 737
Estimate useful life (years)	10 years
Vitta Group | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1335
Vitta Group | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 1,973
Vitta Group | Trademarks and patents | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1385
Vitta Group | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
MLabs | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 2,750
Estimate useful life (years)	5 years
MLabs | Customer relationship | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1557
MLabs | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
MLabs | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	0
MLabs | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	0
Questor | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 23,649
Estimate useful life (years)	6 years
Questor | Customer relationship | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1557
Questor | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 4,437
Estimate useful life (years)	3 years
Questor | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1557
Questor | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
Questor | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	0
Sponte | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 8,784
Estimate useful life (years)	6 years
Sponte | Customer relationship | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1557
Sponte | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
Sponte | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	0
Sponte | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	0
Creditinfo Caribbean | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 7,285
Estimate useful life (years)	10 years
Creditinfo Caribbean | Customer relationship | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1054
Creditinfo Caribbean | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 0
Creditinfo Caribbean | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	0
Creditinfo Caribbean | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 38,827
Estimate useful life (years)	10 years
Creditinfo Caribbean | Exclusivity right | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.1054